Derivative Instruments - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Obligation to exercise the option	$ 67	$ 55
Derivative instruments in a liability position	9,656	10,323
Derivative instruments in a liability position, collateral posted	8,882	9,084
Loan commitment derivatives with notional	2,498	$ 1,805
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Obligation to exercise the option	$ 0